Fees Summary	Oct. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,181,883.20
Total Fee Amount	624.82
Total Offset Amount	0.00
Net Fee	$ 624.82
Offering Table N/A
Offset Table N/A	N/A